Limited Term Tax Exempt Bond Fund of America (Prospectus Summary) | Limited Term Tax Exempt Bond Fund of America
Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment objective
The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its maturity and quality standards described in its prospectus, and preservation of capital.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Limited Term Tax Exempt Bond Fund of America Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Limited Term Tax Exempt Bond Fund of America Class R-6
Management fees		0.26%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.07%
Total annual fund operating expenses		0.33%
[1]	Based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Limited Term Tax Exempt Bond Fund of America Class R-6	34	106	185	418

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal investment strategies
The fund invests primarily in municipal bonds. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB and Baa or unrated but determined by the fund's investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The dollar-weighted average maturity of the fund's portfolio is between three and 10 years.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support - Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds - Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. Past investment results
(before and after taxes) are not predictive of future investment results.
Updated information on the fund's investment results can be obtained by visiting
americanfunds.com. Investment results for Class R-6 shares are not presented because the class had not commenced operations as of December 31, 2011. However, results for Class A shares are presented because Class A is the class of shares with the longest period of operation. Other share classes, including Class R-6 shares, have different expenses and therefore different investment results.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were: Highest 5.60% (quarter ended September 30, 2009) Lowest -2.23% (quarter ended December 31, 2010)
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns Limited Term Tax Exempt Bond Fund of America	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	4.77%	3.91%	3.95%	4.44%	Oct. 06, 1993
Class A After Taxes on Distributions	Share class A - After taxes on distributions	4.77%	3.91%	3.95%		Oct. 06, 1993
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	4.11%	3.80%	3.86%		Oct. 06, 1993
Barclays Capital Municipal Short-Intermediate 1-10 Years Index	Barclays Capital Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.76%	5.20%	4.60%	4.84%	Oct. 06, 1993
Lipper Intermediate Municipal Debt Funds Average	Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	8.60%	4.49%	4.31%	4.63%	Oct. 06, 1993

Class A annualized 30-day yield at July 31, 2011: 1.76% (For current yield information, please call American FundsLine® at 800/325-3590.)